FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Amortized cost
Financial liabilities by category
Financial liabilities	$ 313,907,195	$ 263,141,073
Fair value
Financial liabilities by category
Financial liabilities	89,164
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	106,016,242	72,091,408
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	138,879,727	124,774,325
Borrowings | Fair value
Financial liabilities by category
Financial liabilities	89,164
Convertible notes | Amortized cost
Financial liabilities by category
Financial liabilities	48,890,332	48,664,012
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	1,205,745	1,140,717
Employee benefits and social security | Amortized cost
Financial liabilities by category
Financial liabilities	6,472,078	4,680,078
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	$ 12,443,071	$ 11,790,533